Related Party Balances and Transaction	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transaction [Abstract]
RELATED PARTY BALANCES AND TRANSACTION

NOTE 10 — RELATED PARTY BALANCES AND TRANSACTION

Name	Relationship	December 31, 2024	June 30, 2025
		RMB	RMB
Due from related parties
Peixuan Wang (a)	Chairwomen of the Company	1,044,676	1,014,550
Shiyu Liu	Supervisor of Beijing Sentu and Ang’you	329,098	319,608
Junjun Hao	Executive direct and manager of Sentu Lejiao	438,797	426,143
Others		110,903	8,400
Total amount due from related parties		1,923,474	1,768,701
Due to related parties
Beijing Sentu Cloud Creative Education Technology Co., Ltd.	Controlled by Huidong Niu	1,400,000	1,400,000
Junjun Hao	Executive direct and manager of Sentu Lejiao	318,099	36,729
Others		199,379	209,516
Total amount due to related parties		1,917,478	1,646,245

(a)	As of December 31, 2024 and June 30, 2025, the balance due from Ms. Peixuan Wang represented the excess payment of professional fees to Ms. Peixuan Wang over the actual payments made by the related party on behalf of the Company.